Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital Basel I floor adjustment	$ 0	$ 0	$ 0
Tier 1 Capital Basel I floor adjustment	$ 0	$ 0	$ 0